INCOME TAXES Effective tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Income Tax Disclosure [Abstract]
Profit before tax times statutory rate	$ 281	$ 316	$ 286
State income taxes, net of federal benefit	2	23	18
Non-U.S. income taxed at different rates	20	(18)	5
Change in unrecognized tax benefits)	(35)	(6)	(84)
Foreign-derived intangible income deduction	(41)	(46)	(35)
Realized loss on divestiture	(104)	0	0
Excess tax benefits from stock-based compensation	(14)	(19)	(29)
Other, net	(10)	0	(11)
Provision for income taxes	$ 99	$ 250	$ 150
Effective tax rate (in hundredths)	7.40%	16.60%	11.00%
Effective Income Tax Rate Reconciliation, Tax Settlement, Amount	$ 30		$ 93